Deferred tax	12 Months Ended
Dec. 31, 2021
Deferred tax
Deferred tax

22. Deferred tax

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,032	€4,475	€4,205
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€408,892	€365,639	€289,833

Deferred taxes in the consolidated statement of operations	€(404)	€(157)	€1,537
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,411	581	1,537
Deferred tax expenses relating to temporary differences	(629)	(44)	—
Deferred tax expenses relating to use of previously recognized deferred tax assets	(1,185)	(695)	—

The total amount of tax attributes and deductible temporary differences at December 31, 2021 amounted to €1,653.7 million (2020: €1,485.8 million, 2019: €1,179.0 million). This is composed of i) consolidated tax losses carried forward and deductible temporary differences at December 31, 2021 amounting to €1,343.2 million (2020: €1,229.3 million; 2019: €953.3 million), and (ii) innovation income deduction and investment deduction carried forward at December 31, 2021 amounting to €310.5 million (2020: €256.5 million; 2019: €225.7 million).

The available tax losses carried forward that can be offset against future taxable profits amounted to €635.6 million on December 31, 2021. These tax losses can be compensated with future profits for an indefinite period except for an amount of €2.8 million in the United States with expiry date between 2028 and 2034. On December 31, 2021, the available tax losses carried forward in Galapagos NV (Belgium) amounted to €556.9 million. In addition to the latter, Galapagos NV (Belgium) also benefits from the Belgian innovation income deduction regime which led to report, on December 31, 2021, a carried forward tax deduction of €301.3 million (2020: €247.2 million; 2019: €224.7 million) that can also be offset against future taxable results. In addition, Galapagos NV (Belgium) also has available investment deduction carried forward of €1 million (2020 and 2019: €1 million) and a dividend received deduction carryforward of €8.2 million (2020: €8.4 million, 2019: nil) that can be offset against future taxable profits. There is no limit in time for the innovation income deduction, the dividend received deduction carryforward and investment deduction carried forward.

With the exception of 2019, we have a history of losses. We forecast to continue incurring taxable losses in the foreseeable future as we continue to invest in clinical and preclinical development programs and discovery platforms. Consequently, no deferred tax asset was recognized as at December 31, 2021, except for subsidiaries operating on a cost plus basis for which deferred tax assets were recognized for €4.0 million (2020: €4.5 million and 2019: €4.2 million).